Inventories -Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)
Inventories [Abstract]
Finished products		$ 53,185				$ 51,939
Raw materials		6,383				3,701
Spare parts		1,159				1,145
Work in process		1,028				899
Inventories in transit		469				538
Total inventories		62,224		$ 3,445		$ 58,222
Inventory write-downs	$ 3,278	$ 2,089	$ 1,867

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3